UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: February 28, 2017

Date of reporting period: May 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB All Market Growth Portfolio

Consolidated Portfolio of Investments

May 31, 2016 (unaudited)

	Principal Amount (000)			U.S. $ Value
INFLATION-LINKED SECURITIES - 13.3%
United States - 13.3%
U.S. Treasury Inflation Index
0.125%, 4/15/19-1/15/23 (TIPS)	U.S.$	1,173		$1,180,791
0.625%, 7/15/21 (TIPS)		380		395,463
1.25%, 7/15/20 (TIPS)		286		304,779
1.375%, 1/15/20 (TIPS)		186		197,329
1.875%, 7/15/19 (TIPS)		165		177,755

Total Inflation-Linked Securities (cost $2,240,565)				2,256,117

	Shares
INVESTMENT COMPANIES - 8.4%
Funds and Investment Trusts - 8.4%
iShares Core MSCI Emerging Markets ETF(a)		16,014		648,087
iShares Emerging Markets Local Currency Bond ETF		12,220		518,250
Vanguard REIT ETF		3,026		253,246

Total Investment Companies (cost $1,389,320)				1,419,583

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Option on Equity Indices - 0.1%
S&P 500 Index Expiration: Jul 2016, Exercise Price: $ 2,025.00 (b) (c) (premiums paid $29,574)		800		13,586

OPTIONS PURCHASED - CALLS - 0.0%
Option on Equity Indices – 0.0%
S&P 500 Index Expiration: Jul 2016, Exercise Price: $ 2,170.00 (b) (c) (premiums paid $10,164)		800		4,520

	Shares
SHORT-TERM INVESTMENTS - 66.8%
Investment Companies - 66.7%
AB Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.41%(d) (e) (cost $11,291,257)		11,291,257		11,291,257

	Principal Amount (000)
TIME DEPOSITS - 0.1%
BBH, Grand Cayman
(0.545)%, 6/01/16		EUR 1		1,633
(0.41)%, 6/01/16		JPY 620		5,597
0.005%, 6/01/16		HKD 0	*	0^
0.05%, 6/01/16		CAD 0	*	0^
6.42%, 6/01/16		ZAR 0	*	$0^

	Principal Amount (000)	U.S. $ Value
Total Time Deposits (cost $7,388)		7,230

Total Short-Term Investments (cost $11,298,645)		11,298,487

Total Investments Before Security Lending Collateral for Securities Loaned - 88.6% (cost $14,968,268)		14,992,293

	Shares
INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED -3.8%
Investment Companies - 3.8%
AB Exchange Reserves - Class I, 0.38%(d) (e) (cost $651,750)	651,750	651,750

Total Investments - 92.4% (cost $15,620,018)(f)		15,644,043
Other assets less liabilities - 7.6%		1,283,094

Net Assets - 100.0%		$ 16,927,137

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2016	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Australian 10 Yr Bond Futures	11	June 2016	$1,057,798	$1,056,472	$(1,326)
Bloomberg Commodity Index Futures	9	June 2016	76,950	76,860	(90)
Brent Crude Oil Futures	2	June 2016	89,680	99,780	10,100
Cocoa Futures	2	July 2016	59,205	61,180	1,975
Coffee Futures	1	July 2016	48,075	45,581	(2,494)
Corn Futures	6	July 2016	111,450	121,425	9,975
Cotton No.2 Futures	1	July 2016	28,730	31,970	3,240
Crude Oil Futures	1	June 2016	40,680	49,100	8,420
Euro STOXX 50 Index Futures	31	June 2016	1,039,922	1,053,445	13,523
Euro-Bund Futures	15	June 2016	2,721,664	2,736,618	14,954
FTSE 100 Index Futures	5	June 2016	440,498	449,868	9,370
Gas Oil Futures	1	July 2016	36,525	45,375	8,850
Gold Futures	3	August 2016	370,080	365,250	(4,830)
Hang Seng Index Futures	1	June 2016	125,282	131,822	6,540
Heating Oil Futures	1	June 2016	51,320	62,878	11,558
LME Copper Futures	1	June 2016	120,962	117,006	(3,956)
LME Lead Futures	1	June 2016	42,726	42,388	(338)
LME Primary Aluminum	2	June 2016	74,763	77,288	2,525
LME Tin Futures	1	June 2016	84,080	81,680	(2,400)
LME Zinc Futures	4	June 2016	180,781	191,975	11,194

Type	Number of Contracts	Expiration Month	Original Value	Value at May 31, 2016	Unrealized Appreciation/ (Depreciation)
Long Gilt Futures	12	September 2016	$2,128,726	$2,133,419	$4,693
Natural Gas Futures	6	June 2016	133,280	137,280	4,000
S&P 500 E-Mini Futures	38	June 2016	3,897,227	3,980,310	83,083
S&P Mid 400 E-Mini Futures	2	June 2016	281,400	298,360	16,960
S&P/TSE 60 Index Futures	2	June 2016	239,255	250,063	10,808
Silver Futures	3	July 2016	231,715	239,910	8,195
Soybean Futures	3	July 2016	137,437	161,775	24,338
Soybean Meal Futures	2	July 2016	54,900	79,320	24,420
Soybean Oil Futures	5	July 2016	102,060	95,460	(6,600)
SPI 200 Index Futures	4	June 2016	384,649	387,792	3,143
Sugar #11 (World) Futures	7	June 2016	124,858	137,122	12,264
TOPIX Index Futures	4	June 2016	494,740	493,341	(1,399)
U.S. T-Note 10 Yr (CBT) Futures	12	September 2016	1,555,781	1,556,250	469
U.S. T-Note 5 Yr (CBT) Futures	9	September 2016	1,079,360	1,081,055	1,695
U.S. Ultra Bond (CBT) Futures	5	September 2016	875,359	875,625	266
Wheat Futures (CBT)	1	July 2016	23,575	23,225	(350)

Sold Contracts

30 Day Federal Fund Futures	43	December 2016	17,822,718	17,807,008	15,710

$298,485

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	BRL	620	USD	172	6/02/16	$195
Barclays Bank PLC	USD	172	BRL	620	6/02/16	(883)
Barclays Bank PLC	COP	521,490	USD	170	6/17/16	1,896
Barclays Bank PLC	IDR	2,288,419	USD	167	6/17/16	(690)
Barclays Bank PLC	INR	11,449	USD	169	6/17/16	(1,185)
Barclays Bank PLC	JPY	29,471	USD	265	6/17/16	(1,344)
Barclays Bank PLC	USD	172	IDR	2,288,419	6/17/16	(5,002)
Barclays Bank PLC	USD	170	INR	11,449	6/17/16	(609)
Brown Brothers Harriman & Co.	AUD	247	USD	178	6/17/16	(277)
Brown Brothers Harriman & Co.	AUD	90	USD	66	6/17/16	738
Brown Brothers Harriman & Co.	CHF	311	USD	319	6/17/16	6,425
Brown Brothers Harriman & Co.	EUR	323	USD	362	6/17/16	2,796
Brown Brothers Harriman & Co.	GBP	343	USD	485	6/17/16	(12,083)
Brown Brothers Harriman & Co.	JPY	14,314	USD	127	6/17/16	(2,256)
Brown Brothers Harriman & Co.	JPY	13,428	USD	122	6/17/16	1,042
Brown Brothers Harriman & Co.	NZD	47	USD	32	6/17/16	1
Brown Brothers Harriman & Co.	USD	169	AUD	221	6/17/16	(9,824)
Brown Brothers Harriman & Co.	USD	83	AUD	116	6/17/16	580
Brown Brothers Harriman & Co.	USD	32	CAD	41	6/17/16	(135)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman & Co.	USD	139	CAD	190	6/17/16	$5,531
Brown Brothers Harriman & Co.	USD	214	CHF	211	6/17/16	(1,468)
Brown Brothers Harriman & Co.	USD	426	EUR	375	6/17/16	(8,507)
Brown Brothers Harriman & Co.	USD	570	EUR	516	6/17/16	4,063
Brown Brothers Harriman & Co.	USD	420	GBP	293	6/17/16	4,528
Brown Brothers Harriman & Co.	USD	394	JPY	42,350	6/17/16	(11,403)
Brown Brothers Harriman & Co.	USD	1,307	JPY	146,566	6/17/16	16,990
Brown Brothers Harriman & Co.	USD	88	NZD	125	6/17/16	(3,261)
Brown Brothers Harriman & Co.	USD	66	SEK	560	6/17/16	841
Brown Brothers Harriman & Co.	JPY	20,994	USD	194	9/20/16	3,312
Brown Brothers Harriman & Co.	USD	18	CAD	24	9/20/16	(188)
Brown Brothers Harriman & Co.	USD	103	GBP	70	9/20/16	(1,033)
Brown Brothers Harriman & Co.	USD	47	GBP	33	9/20/16	416
Citibank, NA	JPY	48,341	USD	425	6/17/16	(11,375)
Citibank, NA	CAD	231	USD	176	6/17/16	37
Citibank, NA	USD	176	COP	521,490	6/17/16	(7,868)
Citibank, NA	USD	179	EUR	160	6/17/16	(778)
Citibank, NA	CAD	24	USD	18	9/20/16	2
HSBC Bank USA	EUR	232	USD	255	6/17/16	(2,875)
JPMorgan Chase Bank, NA	USD	204	CHF	200	6/17/16	(2,354)
Northern Trust Co.	EUR	310	USD	338	6/17/16	(6,911)
Royal Bank of Scotland PLC	USD	180	EUR	160	6/17/16	(2,018)
Royal Bank of Scotland PLC	BRL	620	USD	172	6/02/16	883
Royal Bank of Scotland PLC	USD	171	BRL	620	6/02/16	681
UBS AG	JPY	24,581	USD	219	6/17/16	(3,388)
UBS AG	USD	218	GBP	151	6/17/16	934

						$(45,824)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	Premiums Received	U.S. $ Value
S&P 500 Index (g)	8	1,850.00	June 2016	$23,176	$(320)
S&P 500 Index (b)	800	1,825.00	July 2016	7,760	(1,853)

				$30,936	$(2,173)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS
Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at May 31, 2016	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co. LLC/(INTRCONX)
CDX-NAHY Series 26, 5 Year Index, 6/20/21*	1.00%	0.77%	$130	$1,685	$391
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	0.83	140	1,294	423
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	0.83	50	462	126
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	0.83	580	5,359	1,267
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	0.83	140	1,294	301
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	0.83	260	2,403	579
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	0.83	180	1,664	300
CDX-NAIG Series 25, 5 Year Index, 12/20/20*	1.00	0.83	220	2,033	280
CDX-NAIG Series 26, 5 Year Index, 6/20/21*	1.00	0.77	70	908	65
iTraxx Europe Series 24, 5 Year Index, 12/20/20*	1.00	0.72	EUR 130	2,090	351
iTraxx Europe Series 24, 5 Year Index, 12/20/20*	1.00	0.72	120	1,928	281
iTraxx Europe Series 24, 5 Year Index, 12/20/20*	1.00	0.72	170	2,732	356
iTraxx Europe Series 24, 5 Year Index, 12/20/20*	1.00	0.72	710	11,411	(215)
iTraxx Europe Series 25, 5 Year Index, 6/20/21*	1.00	0.72	50	872	115
iTraxx Europe Series 25, 5 Year Index, 6/20/21*	1.00	0.72	60	1,045	128

				$37,180	$4,748

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	NZD 1,840	4/05/26	3.00%	3 Month BKBM	$8,430
Morgan Stanley & Co., LLC/(CME Group)	830	4/07/26	2.91%	3 Month BKBM	(407)

					$8,023

INFLATION (CPI) SWAPS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Fund	Payments received by the Fund		Unrealized Appreciation/ (Depreciation)
Citibank, NA	$800	2/26/26	1.938%	CPI	#	$3,149
Citibank, NA	190	3/02/26	1.945%	CPI	#	695
Deutsche Bank AG	200	10/07/25	2.155%	CPI	#	(1,811)
Deutsche Bank AG	160	10/27/25	2.108%	CPI	#	(1,025)
Deutsche Bank AG	220	11/11/25	2.155%	CPI	#	(1,830)
Deutsche Bank AG	350	11/17/25	2.165%	CPI	#	(3,063)
Deutsche Bank AG	400	12/23/25	2.150%	CPI	#	(2,941)
Goldman Sachs International	440	11/16/25	2.158%	CPI	#	(3,672)
JPMorgan Chase Bank, NA	285	10/06/25	2.050%	CPI	#	(1,156)
JPMorgan Chase Bank, NA	2,400	1/07/26	2.075%	CPI	#	(8,398)

						$(20,052)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Receive Total Return on Reference Obligation
Citibank, N.A.
iBoxx USD Liquid High Yield Index	5,897	LIBOR	$1,270	6/20/16	$114,977
iBoxx USD Liquid High Yield Index	4,832	LIBOR	1,090	6/20/16	44,831
UBS AG
Russell 2000 Index	38	LIBOR minus 0.70%	206	10/17/16	4,702

					$164,510

*	Principal amount less than 500.
^	Less than $0.50.
(a)	Represents entire or partial securities out on loan.
(b)	One contract relates to 1 share.
(c)	Non-income producing security.
(d)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(e)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(f)	As of May 31, 2016, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $66,814 and gross unrealized depreciation of investments was $(42,789), resulting in net unrealized appreciation of $24,025.
(g)	One contract relates to 100 shares.

Currency Abbreviation:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc

COP	-	Colombian Peso
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
FTSE	-	Financial Times Stock Exchange
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
LME	-	London Metal Exchange
MSCI	-	Morgan Stanley Capital International
REIT	-	Real Estate Investment Trust
SPI	-	Share Price Index
TIPS	-	Treasury Inflation Protected Security
TOPIX	-	Tokyo Price Index
TSE	-	Tokyo Stock Exchange

AB All Market Growth Portfolio

May 31, 2016 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange-traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of May 31, 2016:

Investments in Securities	Level 1			Level 2		Level 3			Total
Assets:
Inflation-Linked Securities	$	– 0	–	$2,256,117		$	– 0	–	$2,256,117
Investment Companies		1,419,583		– 0	–		– 0	–	1,419,583
Options Purchased - Puts		– 0	–	13,586			– 0	–	13,586
Options Purchased - Calls		– 0	–	4,520			– 0	–	4,520

Investments in Securities	Level 1		Level 2			Level 3			Total
Assets:
Short-Term Investments:
Investment Companies	$11,291,257		$	– 0	–	$	– 0	–	$11,291,257
Time Deposits	– 0	–		7,230			– 0	–	7,230
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	651,750			– 0	–		– 0	–	651,750

Total Investments in Securities	13,362,590			2,281,453			– 0	–	15,644,043
Other Financial Instruments*:
Assets
Futures	289,691			32,577			– 0	–	322,268
Forward Currency Exchange Contracts	– 0	–		51,891			– 0	–	51,891
Centrally Cleared Credit Default Swaps	– 0	–		4,963			– 0	–	4,963
Centrally Cleared Interest Rate Swaps	– 0	–		8,430			– 0	–	8,430
Inflation (CPI) Swaps	– 0	–		3,844			– 0	–	3,844
Total Return Swaps	– 0	–		164,510			– 0	–	164,510
Liabilities
Futures	(22,384)			(1,399)			– 0	–	(23,783)
Forward Currency Exchange Contracts	– 0	–		(97,715)			– 0	–	(97,715)
Put Options Written	– 0	–		(2,173)			– 0	–	(2,173)
Centrally Cleared Credit Default Swaps	– 0	–		(215)			– 0	–	(215)
Centrally Cleared Interest Rate Swaps	– 0	–		(407)			– 0	–	(407)
Inflation (CPI) Swaps	– 0	–		(23,896)			– 0	–	(23,896)

Total^	$13,629,897			$2,421,863		$	– 0	–	$16,051,760

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Portfolios. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including Pricing Policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the Pricing Policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the Pricing Policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the Pricing Policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments, process at vendors, 2) daily and monthly multi-source pricing compares, reviewed and submitted to the Committee, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government STIF Portfolio for the three months ended May 31, 2016 is as follows:

Market Value February 29, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value May 31, 2016 (000)	Dividend Income (000)
$11,295	$4,867	$4,871	$11,291	$11

A summary of the Fund’s transactions in shares of the AB Exchange Reserves – Class I, Inc. for the three months ended May 31, 2016 is as follows:

Market Value February 29, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value May 31, 2016 (000)	Dividend Income (000)
$699	$659	$706	$652	$	– 0	–*

*	Amount is less than $500.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	July 25, 2016

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	July 25, 2016